RELATED PARTY TRANSACTIONS - Compensation to key management (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 5.1	$ 3.4	$ 11.7	$ 6.4
Post-employment benefits	0.1	0.1	0.3	0.3
Share-based payments	5.9	0.0	13.6	0.0
Other long-term benefits	0.0	0.0	0.1	0.1
Total	11.1	3.5	25.7	6.8
Remuneration paid to the Boards of Directors	$ 0.1	$ 0.0	$ 0.1	$ 0.0